As filed with the Securities and Exchange Commission on October 23, 2002

                                               File Nos. 333-71508 and 811-10535

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No.                                         [ ]

         Post-Effective Amendment No.  1                                     [X]


                                                  AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No.    2                                                  [X]


                           MW CAPITAL MANAGEMENT FUNDS
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

      610 Newport Center Drive, Suite 1000, Newport Beach, California 92660
               (Address of Principal Executive Offices) (Zip Code)

                                  949-718-9701
              (Registrant's Telephone Numbers, Including Area Code)

                                  Gary Lisenbee
      610 Newport Center Drive, Suite 1000, Newport Beach, California 92660
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Elaine Richards, Esq.
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).
[X] on October 23, 2002 pursuant to paragraph (b).
[ ] 60 days after filing pursuant to paragraph (a)(1).
[ ] on (date) pursuant to paragraph (a)(1).
[ ] 75 days after filing pursuant to paragraph (a)(2).
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                          MW CAPITAL MANAGEMENT FUNDS

                               ------------------
              METROPOLITAN WEST CAPITAL INTRINSIC VALUE EQUITY FUND
               METROPOLITAN WEST CAPITAL INTERNATIONAL VALUE FUND
                               ------------------

                                   PROSPECTUS


                                October 28, 2002



                 This prospectus contains essential information
              for anyone considering an investment in these Funds.
                Please read this document carefully and retain it
                              for future reference.

                     The Securities and Exchange Commission
                has not approved or disapproved these securities
           or passed upon the adequacy or accuracy of this Prospectus.
                      It is a criminal offense to state or
                               suggest otherwise.

                               ------------------

                     MW CAPITAL MANAGEMENT WEST CAPITAL, LLC

                               Investment Adviser

              For any additional information or questions regarding
             information contained herein, please call 800-984-1504

                                  www.mwcm.com



                                TABLE OF CONTENTS


                                                                          Page

METROPOLITAN WEST CAPITAL INTRINSIC VALUE EQUITY FUND
         RISK/RETURN SUMMARY AND FUND EXPENSES.................................1

         INVESTMENT OBJECTIVE, STRATEGIES AND RISKS............................1

         PERFORMANCE - INTRINSIC VALUE EQUITY FUND.............................3

         FEES AND EXPENSES - INTRINSIC VALUE EQUITY FUND.......................3

METROPOLITAN WEST CAPITAL INTERNATIONAL VALUE FUND
         RISK/RETURN SUMMARY AND FUND EXPENSES.................................5

         INVESTMENT OBJECTIVE, STRATEGIES AND RISKS............................5

         PERFORMANCE - INTERNATIONAL VALUE FUND................................7

         FEES AND EXPENSES - INTERNATIONAL VALUE FUND..........................7

FURTHER INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RISKS............9

ORGANIZATION AND MANAGEMENT...................................................11

HISTORICAL PERFORMANCE OF ADVISER'S PRIVATE AND SEPARATE ACCOUNTS.............13

HOW TO PURCHASE SHARES........................................................17

HOW TO REDEEM SHARES..........................................................19

DIVIDENDS AND TAX STATUS......................................................22

FINANCIAL HIGHLIGHTS..........................................................23

PRIVACY NOTICE................................................................24




         Please see the Funds' notice of its Privacy Policy on page 24.



              METROPOLITAN WEST CAPITAL INTRINSIC VALUE EQUITY FUND
                     RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


OBJECTIVE

The METROPOLITAN WEST CAPITAL INTRINSIC VALUE EQUITY FUND ("INTRINSIC VALUE EQUITY FUND" or the "Fund") seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to identify stocks of high-quality, profitable businesses selling at a discount to what it regards as their "intrinsic" values. The Adviser believes a high-quality company is one that has an operating history of at least five years and contains a management team that the Adviser believes is capable of adding value over the long term of at least three years. The Portfolio Managers believe that they can add value through "hands on" fundamental research resulting in superior stock selection. This conservative "value" style is best suited for those investors with a long-term investment horizon.

The Adviser expects to emphasize investments in large capitalization companies by investing more than 50% of the Fund's assets in large capitalization companies (i.e., companies with a stock market capitalization of more than $10 billion), but will also invest in mid- to smaller capitalization companies (meaning a stock market value as low as $1 billion).


The Adviser expects to emphasize investments in domestic companies, but will also invest in stocks of foreign companies predominantly through American Depository Receipts (ADRs) traded in the United States.


The Fund does not intend to concentrate in securities of any issuers in a particular industry or group of industries; however, the Fund will have exposure to different industries that fall within various economic sectors.

PRINCIPAL INVESTMENT RISKS

By investing in stocks, the Fund may expose you to certain market risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to activities of individual companies.

The Fund's investments in smaller stocks may expose shareholders to additional risks. Smaller companies typically have limited markets and financial resources than larger companies, and their securities may trade less frequently and in limited volume compared to those of larger companies. As a result, smaller stocks, and therefore the Fund, may fluctuate more in value than large-cap stocks and funds that focus exclusively on them.

Market risk is the risk that the price of a security will rise or fall because of changing economic, political or market conditions, or because of a company's individual situation. Additional market-related risks for this Fund include the risk that:

o    Value stocks fall out of favor.

o The market continues indefinitely to undervalue the stocks in the Fund's portfolio.

o The stocks in the Fund's portfolio turn out to be undervalued because the Adviser's initial evaluation of the stock was mistaken.

o Specific industry sectors in which the Fund has material exposure may underperform or decline in value.

Because foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. Even ADRs traded in the U.S. are affected by currency rates because of the effect on the underlying company or security. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. Foreign securities may be less liquid and more volatile than comparable U.S. securities.

WHO MAY WANT TO INVEST?

This Fund may be appropriate for investors who are:

          o seeking long-term capital appreciation (without the need for high current income);

          o willing to leave their money invested in the Fund for at least three years;

          o    able to tolerate a loss in the value of their investment;

          o    not seeking absolute principal stability.


                         The Fund Alone Does Not Provide
                           A Balanced Investment Plan.


PERFORMANCE - INTRINSIC VALUE EQUITY FUND


The Fund does not have a full calendar year of investment returns as of the date of this prospectus, therefore no performance information is provided.


FEES AND EXPENSES - INTRINSIC VALUE EQUITY FUND

As an investor in the Fund, you will pay the following expenses if you buy and hold shares of the Fund. The Fund has no sales, redemption, exchange or account fees, although some institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ................................  None
  Maximum Deferred Sales Charge (Load) (as percentage of offering price).  None
  Maximum Sales Charge (Load) Imposed on Reinvested Dividends............  None
  Redemption Fee (1).....................................................  None
  Exchange Fee ..........................................................  None


ANNUAL FUND OPERATING EXPENSES
(FEES PAID FROM FUND ASSETS)


  Management Fees ......................................................  0.80%
  Rule 12b-1 Expenses (2)...............................................  0.00%
  Other Expenses (3).................................................... 18.09%
                                                                         ------
           Total Annual Fund Operating Expenses......................... 18.89%
  Fee Reduction and/or Expense Reimbursement (4) .......................-17.94%
                                                                         ------

           Net Expenses.................................................  0.95%
                                                                          =====

(1)  The Fund's transfer agent charges a $15 fee for wire redemptions.

(2) The Fund has adopted a Rule 12b-1 plan but has not yet charged any fees under the plan.

(3) "Other Expenses" includes expenses such as transfer agent fees, legal fees and auditing fees.


(4) The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to limit the Fund's total annual operating expenses (excluding interest, taxes, extraordinary expenses and Rule 12b-1 fees, if any) to 0.95%. This contract has a one-year term, renewable at the end of each fiscal year on June 30th. The Adviser has further agreed to voluntarily reduce its fee and/or absorb expenses to limit the Fund's total annual operating expenses to 0.80% of average daily net assets. The Adviser may terminate this voluntary waiver at any time.


Example:
Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

o    $10,000 initial investment in the Fund

o    5% annual return

o    reinvestment of dividends and capital gain distributions

o    redemption at the end of each period

o    no changes in the Fund's operating expenses


Please note that in the computation of this Expense Example, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5, and 10-year columns for Fund reflect the "Net Expenses" of the Fund that result from the contractual Operating Expenses Agreement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the "Net Expenses" of the Fund without any waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year      3 Years     5 Years     10 Years
   ------      -------     -------     --------
     $97       $3,501       $6,025      $9,837




               METROPOLITAN WEST CAPITAL INTERNATIONAL VALUE FUND
                     RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS



OBJECTIVE

The METROPOLITAN WEST CAPITAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND" or the "Fund") seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser seeks to identify stocks of high-quality, globally competitive foreign companies selling at a discount to what it regards as their "intrinsic" values. The Adviser believes a high-quality company is one that has an operating history of at least five years and contains a management team that the Adviser believes is capable of adding value over the long term of at least three years. The Fund will seek to achieve its investment objective by investing in foreign stocks of varying sizes (i.e., small, mid, or large capitalization companies). Investments will include shares traded on local foreign exchanges and American Depository Receipts (ADRs) traded in the United States. In some cases the ADRs may be unlisted. The Fund will hedge foreign currencies as it deems necessary.

The Adviser will invest in a diversified group of predominantly developed countries, but may also invest in companies in emerging markets or underdeveloped countries. The Adviser expects to emphasize investments in large capitalization companies by investing more than 50% of the Fund's assets in large capitalization companies (i.e., companies with a stock market capitalization of more than $10 billion), but the Fund will also invest in mid- to smaller- capitalization companies (meaning a stock market value as low as $1 billion).

The Fund does not intend to concentrate in securities of any issuers in a particular industry or group of industries; however the Fund will have exposure to different industries that fall within various economic sectors.

PRINCIPAL INVESTMENT RISKS

By investing in stocks, the Fund may expose you to certain market risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to activities of individual companies. Other market risks include the risk that the market continues to undervalue the stocks in the Fund's portfolio, or the Adviser's evaluation of intrinsic value was mistaken. Specific industry sectors in which the Fund has material exposure may underperform or decline in value.

Because foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. Even ADRs traded in the U.S. are affected by currency rates because of the effect on the underlying company or security. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. Foreign securities may be less liquid and more volatile than comparable U.S. securities. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

The Fund's investments in smaller stocks may expose shareholders to additional risks. Smaller companies typically have limited markets and financial resources than larger companies, and their securities may trade less frequently and in limited volume compared to those of larger companies. As a result, smaller stocks, and therefore the Fund, may fluctuate more in value than large-cap stocks and funds that focus exclusively on them.

WHO MAY WANT TO INVEST?

This Fund may be appropriate for investors who are:

o seeking long-term capital appreciation (without the need for high current income);

o    willing to leave their money invested in the Fund for at least three years;

o    able to tolerate a loss in the value of their investment;

o    not seeking absolute principal stability.



                         The Fund Alone Does Not Provide
                           A Balanced Investment Plan.



PERFORMANCE - INTERNATIONAL VALUE FUND


The Fund does not have a full calendar year of investment returns as of the date of this prospectus, therefore no performance information is provided.


FEES AND EXPENSES - INTERNATIONAL VALUE FUND

As an investor in the Fund, you will pay the following expenses if you buy and hold shares of the Fund. The Fund has no sales, redemption, exchange or account fees, although some institutions may charge you a fee for shares you buy through them. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price) .................................None
  Maximum Deferred Sales Charge (Load) (as percentage of offering price)...None
  Maximum Sales Charge (Load) Imposed on Reinvested Dividends..............None
  Redemption Fee(1)........................................................None
  Exchange Fee ............................................................None


ANNUAL FUND OPERATING EXPENSES
(FEES PAID FROM FUND ASSETS)


  Management Fees .......................................................  1.00%
  Rule 12b-1 Expenses (2)................................................  0.00%
  Other Expenses (3)..................................................... 17.42%
                                                                          ------
           Total Annual Fund Operating Expenses.......................... 18.42%
  Fee Reduction and/or Expense Reimbursement (4).........................-17.22%
                                                                          ------

              Net Expenses...............................................  1.20%
                                                                           =====


(1)  The Fund's transfer agent charges a $15 fee for wire redemptions.


(2) The Fund has adopted a Rule 12b-1 plan but has not yet charged any fees under the plan.

(3) "Other Expenses" includes expenses such as transfer agent fees, legal fees and auditing fees.


(4) The Adviser has contractually agreed to reduce its fees and/or absorb expenses, and to limit the Fund's total annual operating expenses (excluding interest, taxes, extraordinary expenses and Rule 12b-1 fees, if any) to 1.20%. This contract has a one-year term, renewable at the end of each fiscal year on June 30th. The Adviser has further agreed voluntarily to reduce its fees and/or absorb expenses to limit the Fund's total annual operating expenses to 1.00% of average daily net assets. The Adviser may terminate this voluntary waiver at any time.


Example:

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

o    $10,000 initial investment in the Fund

o    5% annual return

o    reinvestment of dividends and capital gain distributions

o    redemption at the end of each period

o    no changes in the Fund's operating expenses


Please note that in the computation of this Expense Example, the 1-year dollar amount and the dollar amounts for the first year of the 3, 5, and 10-year columns for Fund reflect the "Net Expenses" of the Fund that result from the contractual Operating Expenses Agreement. The second and later years within the 3, 5 and 10 year columns for the Fund reflect the "Net Expenses" of the Fund without any waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year      3 Years     5 Years     10 Years
   ------      -------     -------     --------
    $122        $3,450      $5,945      $9,780


                            FURTHER INFORMATION ABOUT
                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

GENERAL

The Fund descriptions set forth in the Risk/Return Summary section of this Prospectus are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one Fund. Each Fund's investment objective is a fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities. There can be no assurance that any objective will be met. In addition, each Fund may use certain types of investments and investing techniques that are described in more detail in the Statement of Additional Information.

"INTRINSIC" VALUE APPROACH

The Adviser believes that not all value investing strategies are the same or produce similar investment results. The Adviser, applying its "intrinsic" value approach described earlier, thoroughly analyzes a company to determine its true worth or Intrinsic Value. The analysts go through the business from top to bottom as if they were buying the whole firm. They look beyond the balance sheet and income statement for "hidden assets" (that is, characteristics or assets that are unrecognized or under-appreciated by other investors). The resulting Intrinsic Value is what the Adviser believes a prudent investor should pay for the entire enterprise. The Adviser can then compare its view of the company's value to the stock price to determine if an investment in the Company's stock represents an opportunity for a Fund.

Successful value investing requires an understanding that a cheap stock may not be a good value or sound investment. The Adviser seeks to buy only well-managed businesses with improving fundamentals such as growing revenues, higher operating margins, and a stronger balance sheet. This approach requires the existence of one or more positive catalysts for change that will lead to added shareholder value and a higher stock price. The ability and discipline to identify fine companies selling at low prices with positive catalysts, and the patience to let those investments mature, is the foundation of the Adviser's strategy.

PORTFOLIO TURNOVER

Portfolio securities are sold whenever the Adviser believes it appropriate, regardless of how long the securities have been held. Each Fund's investment program emphasizes active portfolio management intended to accomplish a long-term objective. The Adviser does not expect portfolio turnover significantly to exceed that of comparable funds (and should fall well under 100% per year). Portfolio turnover generally involves some expense to the Funds, including brokerage commissions, dealer markups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders.

RISKS OF INVESTING IN FOREIGN SECURITIES

Investments by the INTERNATIONAL VALUE FUND in foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (a) currency devaluations and other currency exchange rate fluctuations; (b) political uncertainty and instability;
(c) more substantial government involvement in the economy; (d) higher rates of inflation; (e) less government supervision and regulation of the securities markets and participants in those markets; (f) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (g) greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets; (h) absence of uniform accounting and auditing standards;
(i) generally higher commission expenses; (j) delay in settlement of securities transactions; and (k) greater difficulty in enforcing shareholder rights and remedies.

RISKS OF USING CERTAIN DERIVATIVES

Participation in the options or futures markets by the Intrinsic Value Equity Fund and International Value Fund involves investment risks and transaction costs to which this Fund would not be subject absent the use of these strategies. If the Adviser's predictions of movements in the direction of the securities or currency markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (a) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates and securities prices;
(b) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (c) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (d) the absence of a liquid secondary market for any particular instrument at any time; (e) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (f) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain "cover" or collateral securities in connection with futures transactions and certain options. The Fund could lose the entire amount it invests in futures. The loss from investing in other derivatives is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which the Fund may invest.

DEFENSIVE INVESTMENTS

At the discretion of the Adviser, each Fund may invest up to 100% of its assets in cash equivalents for temporary defensive purposes. Such a stance may help a Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Fund may not achieve its investment objective. For example, should the market advance during this period, a Fund may not advance as much as it would have if it had been more fully invested.

RISKS OF OTHER INVESTMENT TECHNIQUES

The Adviser may cause the Intrinsic Value Equity Fund and International Value Fund to sell a debt or equity security short (that is, without owning it) and to borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by the Fund. The Fund will not make total short sales exceeding 25% of the value of the Fund's assets. If the value of the security sold short increases, the Fund would lose money because it will need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.)

                           ORGANIZATION AND MANAGEMENT

THE ADVISER


Metropolitan West Capital Management, LLC, with principal offices at 610 Newport Center, Suite 1000, Newport Beach, California 92660, acts as the investment adviser to the Funds and generally administers the affairs of the Trust. Subject to the direction and control of the Board of Trustees, the Adviser selects the stocks and arranges for the purchase and sale of all securities held in the portfolios of the Funds. The Adviser is a registered investment adviser organized in 1999 (but operated from 1997 - 1999 as a division of an affiliated registered investment adviser). The Adviser managed approximately $2.0 billion of securities as of June 30, 2002 on behalf of institutional clients and high-net worth individuals. The Adviser is majority-owned by its key executives.


PORTFOLIO MANAGERS

The portfolio managers who have day-to-day responsibility for the management of the Funds' portfolios are listed below, together with their biographical information.


Howard Gleicher, CFA, holds a B.S. and an M.S. in Electrical Engineering from Stanford University and an M.B.A. from Harvard Business School. He is currently Chief Executive Officer and Chief Investment Officer of the Adviser. Prior to joining the Adviser in 1997, Mr. Gleicher was Principal and Portfolio Manager at Palley-Needelman Asset Management, Inc. from 1988 to 1997 and Vice President and Equity Portfolio Manager at Pacific Investment Management Company (PIMCO) from 1985 to 1988. Mr. Gleicher has 17 years of investment experience.

Gary W. Lisenbee holds a B.A. in Accounting and an M.A. in Economics from California State University, Fullerton and is currently President of the Adviser. Prior to joining the Adviser in 1997, Mr. Lisenbee was Principal and Portfolio Manager at Palley-Needelman Asset Management, Inc. from 1992 to 1997, Senior Vice President and Portfolio Manager at Van Deventer & Hoch from 1982 to 1991 and Partner at Phelps Investment Management from 1973 to 1982. Mr. Lisenbee has 29 years of investment experience.


MANAGEMENT FEES AND OTHER EXPENSES


Advisory Fees. Under the Investment Advisory Agreement relating to the INTRINSIC VALUE EQUITY FUND, the Adviser is entitled to receive a fee from the Trust computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily net assets.

Under the Investment Advisory Agreement relating to the INTERNATIONAL VALUE FUND, the Adviser is entitled to receive a fee from the Trust computed daily and payable monthly, at an annual rate of 1.00% of the Fund's average daily net assets.

The Investment Advisor has entered into an Operating Expenses Agreement that permits the Adviser to recoup fees it did not charge and Fund expenses it paid, provided that those amounts are recouped within three years of being reduced or paid. The Adviser may not recoup amounts that would make a Fund's total expenses exceed the applicable limit. For the fiscal period ended June 30, 2002, the Adviser waived all of its management fees.


Rule 12b-1 Fee. The Funds have a Share Marketing Plan or "12b-1 Plan" under which they may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the plan were incurred within the last 12 months and accrued while the plan is in effect. Expenditures by a Fund under the plan may not exceed 0.25% of its average net assets annually (all of which may be for service fees). Currently, the Board of Trustees of the Funds is waiving all of these fees for the Funds. When the plan is implemented, fees paid under the plan will be paid out of Fund assets on an on-going basis. Over time, these fees will increase the cost of your investment, which may cost you more than paying other types of sales charges.

Compensation of Other Parties. The Adviser may in its discretion and out of its own funds compensate third parties for the sale and marketing of the Funds and for providing services to shareholders. They may use their own funds to sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Adviser also manages individual investment advisory accounts. It reduces the fees charged to individual advisory accounts by the amount of the investment advisory fee charged to that portion of the client's assets invested in any Fund.

The Investment Advisory Agreement permits the Adviser to allocate brokerage based on sales of shares of the Funds. No such allocation has been made to date.

THE TRANSFER AGENT AND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and administrator to the Trust and also provides accounting and certain custody services.

THE DISTRIBUTOR


Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as principal underwriter to the Trust pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each Fund.


                            HISTORICAL PERFORMANCE OF

                     ADVISER'S PRIVATE AND SEPARATE ACCOUNTS

INTRINSIC VALUE EQUITY ACCOUNTS

Set forth in the table below is certain performance data provided by the Adviser relating to the performance record of the Adviser for investment advisory accounts (the "Intrinsic Value Equity "Accounts" or the "Accounts"), during the period January 1, 1998 through September 30, 2001, utilizing the specific investment approach specified for the INTRINSIC VALUE EQUITY FUND under the Fund's "Investment Objective, Strategies and Risks." These performance data for the Adviser are not the performance results of any Fund in this Prospectus. The Intrinsic Value Equity Accounts constituted all of the accounts managed by the Adviser that have an identical or substantially similar investment objective or investment approach as the INTRINSIC VALUE EQUITY FUND. There are no material differences in the objectives, policies, and strategies of the Intrinsic Value Equity Accounts and the INTRINSIC VALUE EQUITY FUND. The Intrinsic Value Equity Accounts meet certain criteria as to minimum account value, discretionary status, taxable status and period of management of more than one month. The Intrinsic Value Equity Accounts were not subject to the same types of expenses to which the INTRINSIC VALUE EQUITY FUND is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the INTRINSIC VALUE EQUITY FUND by the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1986. The performance of the Intrinsic Value Equity Accounts would have been adversely affected had they been subject to the same expenses, restrictions and limitations as the Fund. The results presented are not intended to predict or suggest the return to be experienced by the INTRINSIC VALUE EQUITY FUND or the return an investor might achieve by investing in the INTRINSIC VALUE EQUITY FUND. If the higher expense structure of the INTRINSIC VALUE EQUITY FUND were used on the Intrinsic Value Equity
Accounts, the performance of the Accounts would have been lower than shown. Investors should not rely on the following performance data as an indication of future performance of the Adviser or of the INTRINSIC VALUE EQUITY FUND.


                 TOTAL RETURN OF INTRINSIC VALUE EQUITY ACCOUNTS
                  FOR METROPOLITAN WEST CAPITAL MANAGEMENT, LLC

--------------------------------------------------------------------------------
                                                          Jan. 1, 1998 -
                                                2000      Sept. 30, 2001
                                                          --------------
                                            (Full Year)    (annualized)
                                            -----------
Intrinsic Value Equity Accounts Composite
Performance Record..................            9.05%           6.26%

Russell 1000 Value..................            7.01%           4.23%

S&P/BARRA Value.....................            6.08%           3.11%

S&P 500.............................           -9.08%           3.22%
--------------------------------------------------------------------------------

Please read the following important notes concerning the Intrinsic Value Equity Accounts.

1.   The Adviser is a separately  organized  entity  registered as an investment
     adviser.   Before  December  23,  1999,  the  Adviser  was  a  division  of
     Metropolitan West Securities, Inc., a registered investment adviser.

2.   The  Accounts  were  managed  with  a  view  toward  conservative   capital
     appreciation.

3. The Accounts include all actual fully discretionary Intrinsic Value Equity Accounts (and for the periods prior to December 31, 1998, the equity plus cash portion of all Intrinsic Value Balanced accounts) managed by the Adviser that meet the following criteria: Equity assets greater than $250,000 at time of initial inclusion, no material client restrictions, managed for more than one quarter and no material contributions to or withdrawals from the managed portfolio. As of September 30, 2001, the total market value of the Accounts was $833 million representing 382 accounts and 41.2% of total firm assets

4. The Accounts consist of both tax-exempt and taxable accounts. Any possible tax liabilities incurred by the taxable accounts have not been reflected in the performance returns.

5.   No leverage has been used in the Accounts included.

6. Benchmarks: The S&P/BARRA Value Index represents U.S. companies with lower price-to-book ratios. It is an unmanaged, market-value-weighted index. The Russell 1000 Value Index measures the performance of those Russell 1000 securities that exhibit lower price-to-book ratios and lower forecasted growth rates. The S&P 500 Stock Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is an unmanaged, market-value-weighted index.

7. All performance results are net of fees and expenses and reflect the reinvestment of dividends and other earnings.

8. Securities transactions are accounted for on the trade date. Account assets include interest as earned and dividends receivable accrued as of the ex-dividend date.

9. Contributions and withdrawals greater than 10% of the market value of portfolios are not considered cash flows for the purposes of calculating time-weighted performance returns. Such cash flows are deemed special assets and are only considered as they are invested. The investment period may typically be four to eight weeks. During periods in which cash flows exceed 10%, the percentage cash allocation at the beginning of the period is held constant throughout the period.

Special Note Concerning Investment Returns: Investors should note that the Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from returns for the Intrinsic Value Equity Accounts noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one-, five- and ten-year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. The returns shown for the Intrinsic Value Equity Accounts are net of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for the Fund be net of advisory fees as well as all other applicable Fund operating expenses.

INTERNATIONAL VALUE ACCOUNTS

Set forth in the table below is certain performance data provided by the Adviser relating to a performance record of the Adviser for investment advisory accounts (the "International Value "Accounts" or the "Accounts"), during the period January 1, 1998 through September 30, 2001, utilizing the specific investment approach specified for the INTERNATIONAL VALUE FUND under the Fund's "Investment Objective, Strategies and Risks." There are no material differences in the objectives, policies, and strategies of the private account and the Fund. These performance data for the Adviser are not the performance results of any Fund in this Prospectus. The International Value Accounts constituted all of the accounts managed by the Adviser that have an identical or substantially similar investment objective or investment approach as the INTERNATIONAL VALUE FUND. There are no material differences in the objectives, policies, and strategies of the International Value Accounts and the INTERNATIONAL VALUE FUND. The International Value Accounts meet certain criteria as to minimum account value, discretionary status, taxable status and period of management of more than one month. The International Value Accounts were not subject to the same types of expenses to which the INTERNATIONAL VALUE FUND is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the INTERNATIONAL VALUE FUND by the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1986. The performance of the International Value Accounts would have been adversely affected had they been subject to the same expenses, restrictions and limitations as the Fund. The results presented are not intended to predict or suggest the return to be experienced by the INTERNATIONAL VALUE FUND or the return an investor might achieve by investing in the INTERNATIONAL VALUE FUND. If the higher expense structure of the INTERNATIONAL VALUE FUND were used on the International Value Accounts, the performance of the Accounts would have been lower than shown. Investors should not rely on the following performance data as an indication of future performance of the Adviser or of the INTERNATIONAL VALUE FUND.


                  TOTAL RETURN OF INTERNATIONAL VALUE ACCOUNTS
                  FOR METROPOLITAN WEST CAPITAL MANAGEMENT, LLC

--------------------------------------------------------------------------------
                                                      Jan. 1, 1998 -
                                         2000         Sept. 30, 2001
                                      (Full Year)      (annualized)
                                      -----------       -----------
International Value Composite            -4.96%             2.09%
Performance Record..................

EAFE Index..........................    -13.96%            -0.89%
-------------------------------------------------------------------------------

Please read the following important notes concerning the International Value Accounts.

1. The Adviser is a separately organized entity registered as an investment advisor. Prior to December 23, 1999, the Adviser was a division of Metropolitan West Securities, Inc., a registered investment adviser.

2.   The  Accounts  were  managed  with  a  view  toward   diversified   capital
     appreciation.

3. The Accounts include all actual fully discretionary International Value accounts managed by the Adviser that meet the following criteria: Assets greater than $250,000 at time of initial inclusion, no material client restrictions, managed for more than one quarter and no material contributions to or withdrawals from the managed portfolio. As of September 30, 2001, the Composite contained six or fewer portfolios.

4. The Accounts consist of purely international accounts and does not include sub-sectors of larger portfolios.

5.   The Accounts consist of both tax-exempt and taxable accounts.

6.   No leverage has been used in the Accounts included.

7. Benchmarks: The EAFE Index consists of stocks chosen for market size, liquidity and country representation. It is an unmanaged, market-value-weighted index. The accounts may be invested in countries or regions not included in the benchmark.

8.   All returns for the Accounts and benchmark include the effect of currency.

9. All performance results are net of fees and expenses and reflect the reinvestment of dividends and other earnings.

10. The Accounts values are presented net of withholding taxes on dividends using the "standard tax treaty rates." The EAFE benchmark value is presented gross of withholding taxes.

11. Contributions and withdrawals greater than 10% of the market value of portfolios are not considered cash flows for the purposes of calculating time-weighted performance returns. Such cash flows are deemed special assets and are only considered as invested. The investment period may typically be four to eight weeks.

Special Note Concerning Investment Returns: Investors should note that the Fund will compute and disclose its average annual compounded rate of return using the standard formula set forth in SEC rules, which differs in certain respects from returns for the International Value Accounts noted above. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one-, five- and ten-year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. The returns shown for the International Value Accounts are net of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for the Fund be net of advisory fees as well as all other applicable Fund operating expenses.

                             HOW TO PURCHASE SHARES

REGULAR PURCHASES

The minimum initial investment in each Fund is $5,000. For retirement plan investments the initial minimum is $1,000. There are no minimums for subsequent investments. The Trust and the Transfer Agent reserve the right to reject any order and to waive its minimum investment requirement if you invest through certain fund networks or other financial intermediaries. In such cases, the minimums associated with the policies and programs of the fund network or financial intermediary will apply. You may invest in any Fund by wiring the amount to be invested to MW Capital Management Funds.

     Wire to: U.S. Bank, N.A., Milwaukee, WI  53202
     ABA No. 042000013
     Credit: U.S. Bancorp Fund Services, LLC
     Account No. 112-952-137
     Further Credit: MW Capital Management Funds (Name of Fund)
     FBO:  (Shareholder name and account number)

Your bank may impose a fee for investments by wire. The Fund or the Transfer Agent will not be responsible for delays resulting from the banking or Federal Reserve wire systems. You will receive the NAV from the day that your wired funds have been received by the Fund or the Transfer Agent. Wires received after the close of the New York Stock Exchange will be considered received by the next business day.

To ensure proper credit, before wiring any funds you must call 800-984-1504 to notify us of the wire and to get an account number assigned if the wire is an initial investment. Also, if the wire represents an initial investment, you must mail an application form, by regular mail, to the Transfer Agent at the following address:

     MW Capital Management Funds
     c/o  U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701


You may also purchase shares by sending a check payable to MW Capital Management Funds, together with the application form to the address above. In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted.


Checks should be drawn on a U.S. bank and must be payable in U.S. dollars. Shares of a Fund will be purchased for your account at the net asset value next determined after receipt by the Transfer Agent, or an authorized sub-agent, of your wire or check. If your bank does not honor a check, you will be liable for a $25 service charge imposed by the Transfer Agent, as well as any decline in the value of shares purchased that would need to be redeemed because of the failure to make valid payment. Forms for additional contributions by check or change of address are provided on account statements.

The Trust will only accept a check when the Trust is the primary payee. Third party checks will not be accepted for payment. The Trust may also accept orders from selected brokers, dealers and other qualified institutions, with payment made to the Fund at a later time. The Adviser is responsible for insuring that such payment is made on a timely basis. You may be charged a fee if you buy or sell Fund shares through a broker or agent.

Inquiries about your account should be directed to MW Capital Management Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

The Trust does not consider the U.S. Postal Service or other independent delivery service to be its agent. Therefore, deposit in the mail or other service does not constitute receipt by the Transfer Agent.

ADDITIONAL PURCHASES BY TELEPHONE

Finally, you can make additional investments into your account by telephone by first checking the appropriate box on your account application form authorizing telephone purchases. If your account has been open for at least 15 days, call the Fund toll free at 800-984-1504 and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated ClearingHouse (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded. (See the NOTE under Telephone Transactions, page 18.)

BY PAYMENT IN KIND

In certain situations, Fund shares may be purchased by tendering payment in kind in the form of securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Adviser. Prior to making such a purchase, you should call the Adviser to determine if the securities you wish to use to make a purchase are appropriate.

BY AUTOMATIC INVESTMENT PLAN

If you intend to use the Automatic Investment Plan, you may open your account with an initial minimum investment of $1,000. Once an account has been opened, you can make additional purchases of shares of the Funds through an Automatic Investment Plan. This Plan provides a convenient method to have monies deducted directly from your bank account for investment into the Funds. You can make automatic monthly, quarterly or annual purchases of $100 or more into the Fund or Funds. The Funds may alter, modify or terminate this Plan at any time. To begin participating in this Plan, please complete the automatic investment plan section found on the Account Application or contact the Funds at 800-984-1504.

PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER

You may buy and sell shares of the Funds through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds' Transfer Agent, and you will pay or receive the next price calculated by the Funds. The broker (or agent) holds your shares in an omnibus account in the broker' (or agent') name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectus.

NET ASSET VALUE

The net asset value per share of each Fund is determined on each day the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time). Purchase and redemption requests are priced at the next net asset value calculated after receipt and acceptance of a completed purchase or redemption request by the Fund or any of its authorized agents. The net asset value per share is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund's portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. The daily net asset value may not reflect the closing market price for foreign stock exchanges in other time zones or for a futures contracts held by the Funds because the markets for certain futures will close shortly after the time net asset value is calculated. See "Net Asset Value" in the Statement of Additional Information for further information.

                              HOW TO REDEEM SHARES

REGULAR REDEMPTIONS

You may redeem shares at any time by delivering instructions by regular mail to the Transfer Agent or selected brokers, dealers and other qualified institutions. If you would like to send a package via overnight mail services, send to MW Capital Management Funds, c/o the U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202.

The redemption request should identify the Fund and the account number, specify the number of shares or dollar amount to be redeemed and be signed by all registered owners exactly as the account is registered. Your request will not be accepted unless it contains all required items. The shares will be redeemed at the net asset value next determined after receipt of the request by the Transfer Agent or other agent of the Funds. A redemption of shares is a sale of shares and you may realize a taxable gain or loss.

If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the Transfer Agent' records, the signature(s) on the redemption request must be a medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, please contact the Funds in advance by calling 800-984-1504.

Redemptions  will be  processed  only on a day  during  which the New York Stock
Exchange is open for business. If you purchase shares by check or money order and later decide to sell them, your proceeds from that redemption will be withheld until the Funds are sure that your check has cleared. This could take up to 15 calendar days after your purchase order.

EXCHANGES OF SHARES

You are permitted to exchange your shares in a Fund for shares of other Funds in the Trust, provided that those shares may legally be sold in the state of your residence and you have selected the appropriate box on the Account Application. Shares subject to an exchange must have a current value of at least $1,000. An exchange of shares is treated for federal income tax purposes as a redemption
(sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Shares exchanged for shares of another Fund will be priced at their respective net asset values.

SYSTEMATIC WITHDRAWAL PLAN

If you own or are purchasing shares of the Funds having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan. This Plan provides for automatic redemptions of at least $100 on a monthly, quarterly, semi-annually or annual basis. You may establish this Plan by completing this section on the Account Application or by calling the Funds at 800-984-1504. Notice of all changes concerning this Plan must be received by USBFS at least two weeks prior to the next scheduled payment. Further information regarding this Plan and its requirements can be obtained by contacting the Funds at 800-984-1504.

TELEPHONE TRANSACTIONS

You may redeem shares by telephone and have the proceeds wired to the bank account as stated on the Transfer Agent's records. You may also exchange shares by telephone. In order to redeem or exchange shares by telephone, you must select the appropriate box on the Account Application. In order to arrange for telephone redemptions or exchanges or change payment instructions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Trust. The request must be signed by each shareholder of the account with the signature guarantees as described above. Once this feature has been requested, shares may be redeemed or exchanged by calling USBFS at 800-984-1504 and giving the account name, account number, and amount of the redemption or exchange. Joint accounts require only one shareholder to call. If redemption proceeds are to be mailed or wired to the shareholder's bank account, the bank involved must be a commercial bank located within the United States.

If you redeem your shares by telephone and request wire payment, payment of the redemption proceeds will normally be made in federal funds on the next business day. The redemption order must be received by the Transfer Agent before the relevant Fund's net asset value is calculated for the day. There may be a charge of up to $15 for all wire redemptions. IF YOU EFFECT TRANSACTIONS VIA WIRE TRANSFER YOU MAY BE REQUIRED TO PAY FEES, INCLUDING THE WIRE FEE, THAT WILL BE DEDUCTED DIRECTLY FROM REDEMPTION PROCEEDS.

The Funds reserve the right to reject any telephone redemption or exchange request and the redemption or exchange privilege may be modified or terminated at any time on 30-days' notice to shareholders. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Trust and the Transfer Agent employ reasonable procedures specified by the Funds to confirm that such instructions are genuine. Among the procedures used to determine authenticity, if you are electing to redeem or exchange by telephone you will be required to provide your account number or other identifying information. All such telephone transactions will be tape recorded and you will receive a confirmation in writing. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust and/or the Transfer Agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions. In periods of severe market or economic conditions, the telephone redemption or exchange of shares may be difficult to implement and you should redeem shares by writing to the Transfer Agent at the address listed above. If for any other reason you are unable to redeem or exchange by telephone, you should redeem or exchange shares by writing to the Transfer Agent at the address listed above.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

o    that you correctly state your Fund account number

o    the name in which your account is registered

o the social security or tax identification number under which the account is registered

o    the address of the account holder

PAYMENTS

Each Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below), based on the next net asset value calculated after receipt of that request. Please note, however, that when a purchase order has been made by check, or ACH purchase, a Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

Requests for redemption in "good order" must:

o    indicate the name of the Fund

o be signed exactly as the shares are registered, including the signature of each owner

o    specify the number of shares or dollar amount to be redeemed

o    indicate your account registration number, and

o    include your social security number or tax identification number

REDEMPTIONS OF SMALL ACCOUNTS

The Funds may redeem all of your shares if the balance of your account falls below $500 as a result of a transfer or redemption (and not market fluctuations). The Funds will notify you in writing and you will have 60 days to increase your account balance before your shares are redeemed.

WITHHOLDINGS; REPORTING

The Funds may be required to withhold federal income tax from proceeds of redemptions if you are subject to backup withholding. Failure to provide a certified tax identification number at the time an account is opened will cause tax to be withheld. The Funds also may be required to report redemptions to the Internal Revenue Service (IRS).

REPORTS TO SHAREHOLDERS

Each Fund's fiscal year ends on June 30. Each Fund will issue to its shareholders semi-annual and annual reports. In addition, you will receive quarterly statements of the status of your account reflecting all transactions having taken place within that quarter. In order to reduce duplicate mailings and printing costs, the Trust will provide one annual or semi-annual report and annual prospectus per household. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.


                            DIVIDENDS AND TAX STATUS

The Funds expect to declare and pay dividends annually.

Distributions from net realized short-term gains, if any, and distributions from any net capital gains realized through October 31st of each year and not previously paid out will be paid out after that date. Each Fund may also pay supplemental distributions after the end of the Fund's fiscal year. Dividends and distributions are paid in full and in fractional shares of each Fund based on the net asset value per share at the close of business on the ex-dividend date, unless you request, in writing to the Trust, payment in cash. The Trust will notify you after the close of its fiscal year of both the dollar amount and the tax status of that year's distributions.

All dividends from net investment income together with distributions of short-term capital gains will be taxable as ordinary income even though paid to you in additional shares. Any net capital gains ("capital gains distributions") distributed are taxable as the relevant type of capital gains regardless of the length of time you have owned your shares. Dividends, interest and gains received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.

Distributions will be taxable in the year in which they are received, except for certain distributions received in January, which will be taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions, including the portions, if any, that qualify for the dividends-received deduction, are capital gain distributions and are a return of capital.

Additional information about taxes is set forth in the Statement of Additional Information. The foregoing discussion has been prepared by the management of the Funds, and is not intended to be a complete description of all tax implications of an investment in a Fund. You should consult your own advisors concerning the application of federal, state and local tax laws to your particular situations.



                              FINANCIAL HIGHLIGHTS

The financial highlights table below is based on the financial history of the Funds and is intended to help you understand the financial performance of the Funds for the period December 28, 2001 through June 30, 2002. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and distributions. The information below has been audited by Deloitte & Touche LLP, whose report, along with each Fund's financial statements are included in the Funds' annual report, which is available upon request.




                                                               Period ended June 30, 2002 (1)

                                                             Intrinsic Value      International Value
                                                               Equity Fund             Fund
Net asset value, beginning of period                              $10.00              $10.00
                                                                  ------              ------
Income from investment operations
     Net investment income (loss)                                   0.02                0.06
     Net realized and unrealized gain (loss)
       on investments                                              (0.66)              (0.42)
                                                          ----------------- ------------------------
Total from investment operations                                   (0.64)              (0.36)
                                                          ----------------- ------------------------
Net asset value, end of period                                     $9.36               $9.64
                                                          ================= ========================
Total Return (2)                                                   (6.40%)             (3.60%)
                                                          ================= ========================
Supplemental Data and Ratios:
Net assets at end of period (millions)                             $1.6                $1.5
                                                          ================= ========================
Ratio of expenses to average net assets
       Before fees waived and expenses absorbed (3)                18.89%              18.42%
       After fees waived and expenses absorbed (3)                  1.00%               1.26%
Ratio of net investment income (loss) to average net                0.45%               1.29%
  assets (after fees waived and expenses absorbed) (3)
Portfolio turnover rate (2)                                        20.67%              15.58%

---------------------------------------------------------

(1)  From commencement of operations on December 28, 2001.

(2)  Not annualized.

(3)  Annualized.




                                 PRIVACY NOTICE


The Funds collect nonpublic information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you may give us orally; and

o    Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquires from governmental authorities. We shall limit access to your personal account information to those agents of a Fund who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain safeguards to guard your nonpublic personal information.

If, at any time in the future, it is necessary to disclose any of your personal information in a way that is inconsistent with this policy, we will give you advance notice of the proposed change so that you will have the opportunity to opt out of such disclosure.


For more information about MW Capital Management Funds the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS

The Funds' annual and semiannual reports to shareholders contain detailed information about the Funds' portfolios. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

                           MW CAPITAL MANAGEMENT FUNDS
                       c/o U.S. BANCORP FUND SERVICES, LLC
                           MILWAUKEE, WISCONSIN 53202
                                  800-984-1504

You can also review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. In addition, you can get text-only copies:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

o    Free from the EDGAR Database on the SEC's Website at http://www.sec.gov.

Investment Company Act File No. 811-10535




                                    Adviser:
                    Metropolitan West Capital Management, LLC
                      610 Newport Center Drive, Suite 1000
                         Newport Beach, California 92660
                                  www.mwcm.com

                                 Transfer Agent:
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                  Distributor:
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202


                                   Custodians:
                                 U.S. Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                Bank of New York
                                 One Wall Street
                               New York, NY 10286

                                    Auditors:
                              Deloitte & Touche LLP
                        350 South Grand Avenue, Suite 200
                              Los Angeles, CA 90071

                                 Legal Counsel:
                      Paul, Hastings, Janofsky & Walker LLP

                          55 Second Street, 24th Floor
                         San Francisco, California 94105


                          MW CAPITAL MANAGEMENT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                October 28, 2002


     This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Prospectus dated October 28, 2002, as supplemented from time to time. Copies of the Prospectus may be obtained at no charge by writing to MW Capital Management Funds, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, or by calling 800-984-1504.


     In this Statement of Additional Information, the Metropolitan West Capital Intrinsic Value Equity Fund (the "Intrinsic Value Fund") and the Metropolitan West Capital International Value Fund (the "International Fund") may be referred to collectively as the "Funds" or individually as a "Fund." Metropolitan West Capital Management, LLC (the "Adviser") is the investment adviser to the Funds.


         The Fund's most recent Annual Report to shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are incorporated into this Statement of Additional Information by reference to the Fund's 2002 Annual Report as filed with the Securities and Exchange Commission.


         Each Fund is a separate, diversified series of MW Capital Management Funds (the "Trust").




                                TABLE OF CONTENTS
                                                                         Page
The Trust......................................................................1
Investment Objectives And Policies.............................................1
   Investment Restrictions.....................................................1
Securities And Techniques Used By The Funds....................................3
   American, European And Continental Depositary Receipts......................3
   Commercial Paper............................................................3
   Common And Preferred Stock..................................................3
   Convertible Securities......................................................3
   Foreign Currency Exchange Transactions......................................4
   Foreign Securities..........................................................5
   Forward Commitments Or Purchases On A When-Issued Basis.....................6
   Futures Contracts...........................................................6
   Money Market Funds..........................................................8
   Options.....................................................................8
   Options On Futures Contracts................................................9
   Options On Stock Indices...................................................10
   Other Investment Companies.................................................11
   Portfolio Turnover.........................................................11
   Repurchase Agreements......................................................12
   Restricted Securities......................................................13
   Securities Lending.........................................................14
   Temporary Defensive Position...............................................14
   Warrants...................................................................14
Management....................................................................14
   Trustees And Officers......................................................14
   Management Ownership.......................................................17
   Control Persons And Principal Holders Of Securities........................18
   Portfolio Transactions And Brokerage.......................................20
   Investment Advisory Services...............................................22
   Administrator..............................................................23
   Custodian..................................................................23
   Distributor................................................................23
   Share Marketing Plan.......................................................24
   Code Of Ethics.............................................................24
   Anti-Money Laundering Program..............................................25
Net Asset Value...............................................................25
Redemption In Kind............................................................26
Dividends And Tax Status......................................................26
Performance Information.......................................................30
Further Information About The Trust...........................................33
Additional Information........................................................34
   Legal Opinion..............................................................34
   Auditors...................................................................34
   License To Use Name........................................................35
   Other Information..........................................................35
   Financial Statements.......................................................35


                                    THE TRUST



     The Trust was organized on October 10, 2001 as a Delaware business trust. The Trust is an open-end, management investment company currently consisting of two separate series, each of which has separate assets and liabilities and are described in this Statement of Additional Information. Each Fund is diversified and has one class of shares of beneficial interest, with a par value of $0.01 per share. The Trust's Board of Trustees decides matters of general policy and reviews the activities of the Adviser. The Trust's officers conduct and supervise the daily business operations of the Trust. The Board of Trustees may, at its own discretion, create additional series of shares and classes within series.



                       INVESTMENT OBJECTIVES AND POLICIES


     The investment objective of each Fund is described in the Prospectus.


     The portfolio, and strategies with respect to the composition of each Fund, are described in the Prospectus.


INVESTMENT RESTRICTIONS


     Each Fund has adopted the following restrictions (in addition to those indicated in the Prospectus) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares.


     Except as noted, no Fund may:

     o Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin, and, provided, further, that transactions that do not result in the impermissible creation of a senior security under Section 18 of the 1940 Act is not considered a purchase of a security on margin.

     o Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of collateral consisting of liquid securities or such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

     o Issue senior securities, borrow money or pledge its assets, except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed) and pledge its assets to secure such borrowings. The Funds may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if immediately after each borrowing there is asset coverage of at least 300%.

     o With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities ("U.S. Government Securities") if, as a result, (a) more than 5% of the Fund's assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     o Purchase the securities of any issuer (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     o Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     o    Make investments for the purpose of exercising control or management.

     o Participate on a joint or joint and several basis in any trading account in securities, except to the extent the Fund has received an exemptive order from the Securities and Exchange Commission permitting such account.

     o Invest in commodities, except that the Fund may invest in futures contracts or options on futures contracts (a) for bona fide hedging purposes within the meaning of regulations of the Commodity Futures Trading Commission ("CFTC"), or (b) for other than bona fide hedging purposes if, as a result thereof, no more than 5% of that Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts (excluding in-the-money amounts). (This exception is an operating policy that may be changed without shareholder approval, consistent with applicable regulations.)

     o Make loans, except that a Fund may (a) purchase and hold debt obligations in accordance with its investment objective and policies,
          (b) enter into repurchase agreements, (c) lend portfolio securities on a collateralized basis, and (d) engage in similar cash management and income enhancement transactions.


     In addition, the Trust has adopted the following non-fundamental policies so that no Fund will: (a) invest in interests in oil, gas, or other mineral leases or exploration of development programs, although it may invest in the common stocks of companies that invest in or sponsor such programs; (b) invest more than 15% of its net assets in illiquid securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Securities Act"), that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees; and (c) purchase securities of other investment companies, except in compliance with the 1940 Act.


                   SECURITIES AND TECHNIQUES USED BY THE FUNDS


     The following provides more detailed information about securities and techniques used by the Funds and the risks associated with them (in alphabetical order).


American, European and Continental Depositary Receipts


     American Depositary Receipts ("ADRs") are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. European Depositary Receipts
("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass voting rights through to the holders of the receipts in respect to the deposited securities.

COMMERCIAL PAPER

     Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from one to 270 days.

COMMON AND PREFERRED STOCK

     Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

CONVERTIBLE SECURITIES

     Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. Convertible securities include both debt obligations and preferred stock.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS
(INTERNATIONAL FUND ONLY)

     Because investments in foreign companies usually involve currencies of foreign countries, the value of the assets of a Fund with investments in foreign companies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although such Fund's assets are valued daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may conduct its foreign currency exchange transactions on a spot basis or for settlement on a future date (i.e., a "forward foreign currency" contract or "forward" contract). A Fund may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund does not currently intend to speculate in foreign currency exchange rates or forward contracts.

     Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Fund designates liquid assets in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Adviser believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

     At or before the maturity date of a forward contract that requires the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN SECURITIES

     The Funds will invest in obligations or securities of foreign issuers. Permissible investments also include obligations of foreign branches of U.S. banks and of foreign banks, including certificates of deposit and time deposits (including Eurodollar time deposits).

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to those securities, will fluctuate based on the relative strength of the U.S. dollar. In addition, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers.
Investments  in foreign  securities  also  involve the risk of possible  adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

     It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Foreign security trading practices, including those involving securities settlement where a Fund's assets may be released prior to receipt of payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S.

     Each Fund may invest in foreign securities markets that impose restrictions on transfer of the proceeds from that market to the United States or to United States persons. Although securities subject to these transfer restrictions may be marketable abroad, they may be less liquid than foreign securities that are not subject to such restrictions.

     Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Forward Commitments or Purchases on a When-issued Basis

     Each Fund may invest in forward commitments or commitments to purchase securities on a when-issued basis. Forward commitments or purchases of securities on a when-issued basis are transactions where the price of the securities is fixed at the time of the commitment and delivery and payment normally take place beyond conventional settlement time after the date of commitment to purchase. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

     While awaiting delivery of securities purchased on a when-issued basis, a Fund will establish a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of the commitments.

FUTURES CONTRACTS

     Subject to applicable laws, the Funds may enter into financial futures contracts (for currencies, interest rates or securities indexes). The Funds intends to use futures contracts for bona fide hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. A "sale" of a futures contract entails a contractual obligation to deliver the underlying securities called for by the contract, and a "purchase" of a futures contract entails a contractual obligation to acquire such securities, in each case in accordance with the terms of the contract. Futures contracts must be executed through a futures commission merchant, or brokerage firm, which is a member of an appropriate exchange designated as a "contract market" by the Commodity Futures Trading Commission ("CFTC").

     When a Fund purchases or sells a futures contract, the Trust must allocate assets of that Fund as an initial deposit on the contract. The initial deposit may be as low as approximately 5 percent or less of the value of the contract. The futures contract is marked to market daily thereafter and the Fund may be required to pay or entitled to receive additional "variation margin," based on decrease or increase in the value of the futures contract.

     Futures contracts call for the actual delivery or acquisition of securities, or in the case of futures contracts based on indices, the making or acceptance of a cash settlement at a specified future time. However, the contractual obligation is usually fulfilled before the date specified in the contract by closing out the futures contract position through the purchase or sale, on a commodities exchange, of an identical futures contract. Positions in futures contracts may be closed out only if a liquid secondary market for such contract is available, and there can be no assurance that such a liquid secondary market will exist for any particular futures contract.

     A Fund's ability to hedge effectively through transactions in futures contracts depends on, among other factors, the Adviser's judgment as to the expected price movements in the securities underlying the futures contracts. In addition, it is possible in some circumstances that a Fund would have to sell securities from its portfolio to meet "variation margin" requirements at a time when it may be disadvantageous to do so.

     There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

MONEY MARKET FUNDS

     A money market fund is an investment company that limits its investments to high quality money market instruments with a weighted-average maturity of 90 days or less. Each of the Funds may invest in money market funds, but only to the extent permitted by the 1940 Act. When a Fund invests in a money market fund, a shareholder bears not only his or her proportionate share of the Fund's expenses, but also indirectly his or her share of the expenses of the money market fund, including management fees.

OPTIONS

     The Funds may, for hedging purposes and in order to generate additional income, write call options on a covered basis, provided that the aggregate value of such options may not exceed 10 percent of a Fund's net assets as of the time the Fund enters into such options.

     The purchaser of a call option has the right to buy, and the writer (in this case a Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to a Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the writer effects a closing purchase transaction.

     A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     A Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or a call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

OPTIONS ON FUTURES CONTRACTS

     Each Fund may also, subject to any applicable laws, purchase and write options on futures contracts for hedging purposes only. The holder of a call option on a futures contract has the right to purchase the futures contract, and the holder of a put option on a futures contract has the right to sell the futures contract, in either case at a fixed exercise price up to a stated expiration date or, in the case of certain options, on a stated date. Options on futures contracts, like futures contracts, are traded on contract markets.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

     The ability of a Fund to engage in options and futures strategies depends also upon the availability of a liquid market for such instruments. There can be no assurance that such a liquid market will exist for such instruments.

     Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

OPTIONS ON STOCK INDICES

     Each Fund may engage in transactions involving options on stock indices. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the underlying common stocks. The Fund normally will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 10 percent of the total assets of the Fund.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the option premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

     As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A stock index fluctuates with changes in the market values of the stock included in the index. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

     A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the securities held by the Fund. Since the Fund will not duplicate all of the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

     Positions in stock index options may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. The Fund will enter into an option position only if there appears to the Adviser of such Fund, at the time of investment, to be a liquid secondary market for such options.

Other Investment Companies

     Subject to applicable statutory and regulatory limitations, assets of each Fund may be invested in shares of other investment companies (such as mutual funds) and foreign investment trusts. Those investment companies and investment trusts must invest in securities in which the Funds can invest in a manner consistent with the Funds' investment objectives. A Fund's purchase of investment company securities may result in the duplication of management fees and expenses.

PORTFOLIO TURNOVER

     The frequency of each Fund's portfolio transactions -- the portfolio turnover rate -- will vary from year to year depending on market conditions. Each Fund will engage in portfolio trading if the Adviser believes a transaction, net of costs (including custodial charges), will help it achieve its investment objective.


     Below are some basic principles with respect to portfolio turnover rate:

     o A 100% turnover rate indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a year;

     o The amount of brokerage commissions will tend to increase as the level of portfolio activity increases; and

     o High portfolio turnover may result in the realization of substantial net capital gains or losses.


     o In computing the portfolio turnover rate, all securities whose maturity or expiration dates at the time of acquisition was one year or less are excluded. The turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.

The annual portfolio turnover rates for the past fiscal period are as follows:

             Portfolio Turnover Rate for Period Ended June 30,2002*

----------------------------- --------------------------------------------

Intrinsic Value Fund                            20.67%
----------------------------- --------------------------------------------
International Fund                              15.58%
----------------------------- --------------------------------------------
*The Funds commenced operations on December 28, 2001.


REPURCHASE AGREEMENTs

     Each Fund may enter into repurchase agreements. A Fund's repurchase agreements will generally involve a short-term investment in a U.S. Government security or other high-grade liquid debt security, with the seller (a primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price (including principal and interest). The repurchase price is generally higher than the purchase price, the difference being interest income to that Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund is unrelated to the interest rate on the underlying security.

     Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Adviser, acting under the supervision of the Board, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Funds enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Board.

     The Funds generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Funds regard repurchase agreements with maturities in excess of seven days as illiquid. A Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As such, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

     Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, each Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and each Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

RESTRICTED SECURITIES

     Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Many restricted securities are illiquid but the Adviser may determine that at the time of investment such securities are not illiquid (generally, an illiquid security is one that cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines which are the responsibility of and are periodically reviewed by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the intention of the Adviser is to rely upon the exemption from registration provided by Rule 144A promulgated under the 1933 Act. Restricted securities not determined to be liquid may be purchased subject to each Fund's limitation on all illiquid securities (15 percent of net assets of the Funds).

     A Fund may purchase restricted securities that are not registered for sale to the general public if it is determined that there is a dealer or institutional market in the securities. In that case, the securities will not be treated as illiquid for purposes of the Fund's investment limitation described above. The Trustees will review these determinations. These securities are known as "Rule 144A securities" because they are traded under Rule 144A of the 1933 Act among qualified institutional buyers.

SECURITIES LENDING

     Each Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by liquid securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed 30 percent of a Fund's total assets. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to a Fund to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. A Fund may use the Distributor or a broker/dealer affiliate of an Adviser as a broker in these transactions to the extent permitted under applicable law.

TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term. A temporary defensive position may also prevent a Fund from achieving its investment objective.

WARRANTS

     A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. Each Fund may invest up to 5% of its net assets in warrants. Included in this limitation may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

                                   MANAGEMENT

TRUSTEES AND OFFICERS


     The management and affairs of the Funds are supervised by the Board of Trustees of the Trust (the "Board"). The Board consists of five individuals, three of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act (the "Independent Trustees"). The Trustees are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Delaware in this regard. The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds. The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.




         Interested Trustees and Officers
------------------------ ----------- -------------- -------------------------------------- --------------- -------------------
                                                                                           # of
                                                                                           Portfolios in
                         Position(s) Term of Office Principal Occupation During Past Five  Fund Complex    Other
                         Held with   and Length of                                         Overseen by     Directorships
Name, Address and Age    the Trust   Time Served    Years                                  Trustee         Held by Trustee
------------------------ ----------- -------------- -------------------------------------- --------------- -------------------
*Steven M. Borowski, 45  Vice        Indefinite     Managing Director of Metropolitan West       2         Director, Orange
610 Newport Center       President   Term;          Capital Management, LLC (10/99 -                       County Youth
Suite 1000               and Trustee Began Term     present) and previously of                             Sports Foundation
Newport Beach, CA 92660              November 29,   Metropolitan West Capital Management,                  (06/98 - present)
                                     2001           operating as a division of
                                                    Metropolitan West Securities, Inc.
                                                    (8/97 - 3/00); Managing Director,
                                                    Palley-Needelman Asset Management,
                                                    Inc. (4/86 - 8/97).

*Gary W. Lisenbee, 55    President,  Indefinite     President & Portfolio Manager,               2         Director, Mission
610 Newport Center       Trustee and Term;          Metropolitan West Capital Management,                  Hospital (1998 -
Suite 1000               Chairperson Began Term     LLC (10/99 - present); President &                     11/2001)
Newport Beach, CA 92660              October 10,    Portfolio Manager, Metropolitan West
                                     2001           Capital Management, operating as a
                                                    division of Metropolitan West
                                                    Securities, Inc. (8/97 - 3/00);
                                                    Principal and Senior Portfolio
                                                    Manager, Palley-Needelman Asset
                                                    Management, Inc. (5/92 - 8/97).
Howard R. Gleicher, 43   Treasurer   Indefinite     CEO & Chief Investment Officer of            2         Not Applicable
610 Newport Center                   Term;          Metropolitan West Capital Management,
Suite 1000                           Began Term     LLC (10/99 - present); CEO & Chief
Newport Beach, CA 92660              November 29,   Investment Officer, Metropolitan West
                                     2001           Capital Management, operating as a
                                                    division of Metropolitan West
                                                    Securities, Inc. (8/97 - 3/00);
                                                    Principal, Palley-Needelman Asset
                                                    Management, Inc. (10/88 - 8/97).
Harold Singleton III, 40 Secretary   Indefinite     Senior Vice President-Investment             2         Not Applicable
610 Newport Center                   Term;          Analyst of Metropolitan West Capital
Suite 1000                           Began Term     Management, LLC (9/00 - present);
Newport Beach, CA 92660              November 29,   Partner-Senior Investment Analyst,
                                     2001           Brinson Partners, Inc. (12/96 - 9/00);
                                                    Senior Portfolio Manager, Third Bank
                                                    of NW Ohio (9/95 - 11/96)
------------------------ ----------- -------------- -------------------------------------- --------------- -------------------




*    This person is an "interested" Trustee, as that term is defined in the 1940
     Act, due to the relationship indicated with the Adviser.

Independent Trustees
-------------------------- ----------- -------------- ------------------------------------- -------------- -------------------
Name, Address and Age      Position(s) Term of Office Principal Occupation During Past Five # of           Other
                                                                                            Portfolios in
                                                                                            Fund Complex
                           Held with   and Length of                                        Overseen by    Directorships
                           the Trust   Time Served    Years                                 Trustee        Held by Trustee
-------------------------- ----------- -------------- ------------------------------------- -------------- -------------------
George W. Jeffries, 71     Trustee     Indefinite     Consultant, Scudder Stevens & Clark         2        Board Member, CA
GW Jeffries & Assoc., Inc.             Term;          (1/96 - 10/97); Member, C.A. Debt &                  Local Agency
14261 Galy Street                      Began Term     Investment Tech. Adv. Comm. (1/96 -                  Investment Fund
Tustin, CA  92780-2306                 November 29,   1/99); Treasurer, Tustin City (2/96 -                (9/96 - 6/99);
                                       2001           present); Member, Wycliffe Bible                     Trustee & Board
                                                      Translators, Investment Committee,                   Chairman, Orange
                                                      (5/96 - present); Consultant, Impac                  County Employees
                                                      General--Forensic Investigations,                     Retirement Fund
                                                      Investment Consultant                                (9/98 to present)
-------------------------- ----------- -------------- ------------------------------------- -------------- -------------------
Barry P. O'Neil, 54        Trustee     Indefinite     National Sales Manager, William Blair       2        Not Applicable
610 Newport Center                     Term;          & Co., LLC, an investment management
Suite 1000                             Began Term     firm (4/00 - 10/01); Senior Vice
Newport Beach, CA 92660                November 29,   President & National Sales Manager,
                                       2001           Palley-Needelman Asset Management,
                                                      an investment management firm
                                                      (10/98 - 3/00); Partner &
                                                      Director & National Sales
                                                      Manager, Brandes Investment
                                                      Partners, LLC, an investment
                                                      management firm (01/91 - 09/98).
-------------------------- ----------- -------------- ------------------------------------- -------------- -------------------
Mathew Fong,  48           Trustee     Indefinite     Counsel to Sheppard, Mullin, Richter        2        Vialta, Inc.;
13191 CrossRoads                       Term; Began    & Hamilton (1/99 - present);Principal                Pepperdine
Parkway North, #285                    Term June 24,  to Strategic Advisory Group (1/99 -                  University; Rand
City of Industry, CA 91746             2002           present); Treasurer of the State of                  Corp. TCW Galileo
                                                      California ( 1/95 - 1/99)                            and Convertible
                                                                                                           Securities Funds;
                                                                                                           American National
                                                                                                           Financial, Inc.;
                                                                                                           Leadership
                                                                                                           America
                                                                                                           Foundation;
                                                                                                           Toffler
                                                                                                           Associates;
                                                                                                           Medical Resource
                                                                                                           Management, Inc.;
                                                                                                           Committee of Los
                                                                                                           Angeles County
                                                                                                           Boy Scouts;
                                                                                                           Calwave Inc.
-------------------------- ----------- -------------- ------------------------------------- -------------- -------------------




     The Board has three standing committees: the Audit Committee, the Nomination Committee, and the Valuation Committee. The Audit Committee is comprised of the three Independent Trustees--Mr. Jeffries, Mr. O'Neil and Mr. Fong--and is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Audit Committee meets at least once annually and last met on August 22, 2002. The Nomination Committee is also comprised of the Independent Trustees and is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. Representatives of the Nomination Committee met separately with Mr. Fong and then informally with each other concerning Mr. Fong's nomination to the Board. At a Board meeting held June 24, 2002, the Nominating Committee recommended and the Board approved that Mr. Matthew Fong became a member of the Board of Trustees. Mr. Lisenbee and Mr. Borowski comprise the Valuation Committee, which is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required by each series of the Trust's valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee meets as often as necessary when a price is not readily available.

     The Trust does not pay salaries to any of its officers or fees to any of its Trustees who are affiliated with the Adviser. Independent Trustees will receive an annual retainer of $1,000, and $1,000 for each meeting of the Board of Trustees attended for the first fiscal year. The same fees will be paid for the next fiscal year.



     The estimated total compensation to be paid by the Trust to each Trustee during the first fiscal year ending June 30, 2002 is set forth below:


---------------------------- ------------------- ---------------------- --------------------- ----------------------------
Name and Position            Estimated Aggregate Pension or Retirement  Annual Benefits Upon  Estimated Total
                             Compensation From   Benefits Accrued As    Retirement            Compensation from Trust
                             Trust               Part of Trust Expenses                       and Fund Complex Paid to
                                                                                              Trustees
---------------------------- ------------------- ---------------------- --------------------- ----------------------------
Steven M. Borowski, Trustee           $0                    $0                     $0                     $0
---------------------------- ------------------- ---------------------- --------------------- ----------------------------
Gary W. Lisenbee, President,          $0                    $0                     $0                     $0
Trustee, Chairperson
---------------------------- ------------------- ---------------------- --------------------- ----------------------------
George W. Jeffries,                 $3,000                  $0                     $0                   $3,000
Independent Trustee
---------------------------- ------------------- ---------------------- --------------------- ----------------------------
Barry P. O'Neil, Independent         $3000                  $0                     $0                    $3000
Trustee
---------------------------- ------------------- ---------------------- --------------------- ----------------------------
Mathew Fong, Independent              N/A                  N/A                     N/A                    N/A
Trustee*
---------------------------- ------------------- ---------------------- --------------------- ----------------------------

* Mr. Fong, a new Trustee, was not paid as a Trustee during the fiscal year ended June 30, 2002.


     For information as to ownership of shares by officers and Trustees of the Trust, see below under "CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES."


MANAGEMENT OWNERSHIP



         The following table shows the dollar range of shares beneficially owned by each Trustee in the Fund as of December 31, 2001:


                                    Key
                               A.  $1-$10,000
                               B.  $10,001-$50,000
                               C.  $50,001-$100,000
                               D.  over $100,000

      Dollar Range of Equity Securities Beneficially Owned in the Funds (1)
      ---------------------------------------------------------------------


Interested Trustees
--------------------- ---------------------- ----------------------- ----------------------------------------
Name of Trustees      Intrinsic Value Fund   International Fund      Aggregate Dollar Range of Equity
                                                                     Securities in the Fund
--------------------- ---------------------- ----------------------- ----------------------------------------
Gary W. Lisenbee                 None                     A                             A
--------------------- ---------------------- ----------------------- ----------------------------------------
Steven M. Borowski               None                     C                             C
--------------------- ---------------------- ----------------------- ----------------------------------------

Independent Trustees

--------------------- ---------------------- -------------------- ----------------------------------------
Name of Trustees      Intrinsic Value Fund   International Fund   Aggregate Dollar Range of Equity
                                                                  Securities in the Fund
--------------------- ---------------------- -------------------- ----------------------------------------
George Jeffries                  None                   None                       None
--------------------- ---------------------- -------------------- ----------------------------------------
Barry P. O'Neil                  None                   None                       None
--------------------- ---------------------- -------------------- ----------------------------------------
Matthew Fong                      N/A                    N/A                        N/A
--------------------- ---------------------- -------------------- ----------------------------------------

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

     As of December 31, 2001, none of the Independent Trustees owned more than 5% of the Funds or members of their immediate families owned any securities of the Adviser, the Distributor or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor. During the two most recently completed calendar years, none of the Independent Trustees or members of their immediate families conducted any transactions (or series of transactions) with the Adviser, Distributor or any affiliate of the Adviser or Distributor in which the amount involved exceeded $60,000.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of September 30, 2002, the following shareholders owned of record or beneficially more than 5 percent of the Funds' outstanding shares:



         INTRINSIC VALUE FUND
---------------------------------------------- ---------------- ------------------- ---------------------
Name and Address                               Shares           % Ownership         Type of Ownership
---------------------------------------------- ---------------- ------------------- ---------------------
Metropolitan West Capital Management LLC       106,539.1230     60.25%              Record
For the benefit of Richard Hollander
& Jacqueline Hollander Trust
610 Newport Center Drive, #1000
Newport Beach, CA  92660-6962
---------------------------------------------- ---------------- ------------------- ---------------------
Charles Schwab & Co.                           55,063.3800      31.14%              Record
Special Custody Account for
the Benefit of Customers
101 Montgomery Street
San Francisco, CA 94104-4122
---------------------------------------------- ---------------- ------------------- ---------------------
Howard Gleicher & Gary Lisenbee Trust          10,000.000       5.65%               Beneficial
c/o Metropolitan West Capital Management LLC
610 Newport Center Drive, #1000
Newport Beach, CA  92660-6449
---------------------------------------------- ---------------- ------------------- ---------------------



         International Fund
---------------------------------------------- ---------------- ------------------- ---------------------
Name and Address                               Shares           % Ownership         Type of Ownership
---------------------------------------------- ---------------- ------------------- ---------------------
Arnold Siegel & Stephanie Siegel Trust         31,478.4260      19.90%              Beneficial
Siegel Living Trust
4461 Hayvenhurst Avenue
Encino, Ca  91436-3247
---------------------------------------------- ---------------- ------------------- ---------------------
Howard R. Gleicher                             26,551.8060      16.78%              Beneficial
16 Morning Breeze
Irvine, CA  92612-3791
---------------------------------------------- ---------------- ------------------- ---------------------
Richard Hollander & Jacqueline Hollander Trust 22,528.5180      14.24%              Beneficial
Hollander Family Trust
1381 Moraga Drive
Los Angeles, CA  90049-1647
---------------------------------------------- ---------------- ------------------- ---------------------
Charles Schwab & Co.                           14,238.3120      9.00%               Record
Special Custody Account for
the Benefit of Customers
101 Montgomery Street
San Francisco, CA  94104-4122
---------------------------------------------- ---------------- ------------------- ---------------------
Laurie D. Dubchansky and                       11,264.2590      7.12%               Beneficial
Scott B. Dubchansky Trust
Dubchansky Living Trust
11811 Norfield Court
Los Angeles, CA  90077-1356
---------------------------------------------- ---------------- ------------------- ---------------------
Steven M. Borowski                             11,264.2590      7.12%               Beneficial
16 Emerald Glen
Laguna Niguel, CA  92677-9379
---------------------------------------------- ---------------- ------------------- ---------------------
Howard Gleicher & Gary Lisenbee Trust          10,154.9410      6.42%               Beneficial
c/o Metropolitan West Capital Management LLC
610 Newport Center Drive, #1000
Newport Beach, CA  92660-6449
---------------------------------------------- ---------------- ------------------- ---------------------
Paul C. Chow                                   8,448.1610       5.34%               Beneficial
3650 Holmes Circle
Hacienda Heights, CA  91745-6176
---------------------------------------------- ---------------- ------------------- ---------------------
Roland R. Moos & Callie E. Moos Trust          8,448.1610       5.34%               Beneficial
Moos Family Trust
P.O. Box 1260
Topanga, CA  90290-1260
---------------------------------------------- ---------------- ------------------- ---------------------




     As of September 30, 2002, the officers and Trustees of the Trust, as a group, owned approximately 6% of the Intrinsic Value Fund and approximately 31% of the International Fund's outstanding shares of each of the Funds.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Advisory Agreement states that in connection with its duties to arrange for the purchase and sale of securities held in the portfolio of each Fund by placing purchase and sale orders for that Fund, the Adviser shall select such broker-dealers ("brokers") as shall, in the Adviser's judgment, implement the policy of the Trust to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Adviser is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker.

     The Adviser is also authorized by the Agreement to consider whether the broker provides brokerage and/or research services to the Funds and/or other accounts of the Adviser. The Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Adviser that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Adviser shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Adviser shall be prepared to show that commissions paid (i) were for purposes contemplated by the Agreement;
(ii)  were for  products  or  services  which  provide  lawful  and  appropriate assistance to the Adviser's decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Adviser is also authorized to consider sales of shares of each Fund and/or of any other investment companies for which the Adviser acts as Adviser as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution," as defined above.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information assisting the Trust in the valuation of the Funds' investments. The research that the Adviser may receive for the Funds' brokerage commissions, whether or not useful to a Fund, may be useful to the Adviser in managing the accounts of the Adviser's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to any Fund.

     Investment decisions for the Funds are made independently from those of other client accounts of the Adviser or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Funds and for one or more of such client accounts. The Adviser and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Adviser has adopted allocation procedures to ensure the fair allocation of securities and prices between the Funds and the adviser's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Adviser's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.


     To the extent any of the Adviser's client accounts and a Fund seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small-cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Adviser. In many cases, a Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for that Fund.


     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may place orders for a Fund with broker/dealers who have agreed to defray certain Trust expenses such as custodian fees.


     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     The Funds paid the following brokerage commissions during the period ended June 30, 2002:



                           Brokerage Commissions Paid
                         for Period Ended June 30, 2002*
                     -----------------------------------------

                        Intrinsic Value Fund           $1,830
                     -----------------------------------------
                        International Fund             $1,578
                     -----------------------------------------
                     * The Funds commenced operations on December



INVESTMENT ADVISORY SERVICES

     The Adviser, Metropolitan West Capital Management, LLC, with principal offices at 610 Newport Center, Suite 1000, Newport Beach, California 92660, is a registered investment adviser organized as a California limited liability corporation in 1999 and is a subsidiary of Metropolitan West Financial.

     Under the Investment Advisory Agreement relating to the Funds, the Adviser provides the Funds with investment management services. As compensation for these services, each Fund pays management fees at an annualized rate of its average daily assets, as described in the Prospectus. Those investment management responsibilities include overall responsibility for the Funds portfolio management activities.


     The Investment Advisory Agreement is in effect with respect to each Fund for two years after the Fund's commencement of public operations and then continue for each Fund for periods not exceeding one year so long as such continuation is approved at least annually by (1) the Board or the vote of a majority of the outstanding shares of that Fund, and (2) a majority of the Trustees who are not interested persons of any party to the relevant Advisory Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated at any time, without penalty, by a Fund or the Adviser upon 60 days' written notice, and are automatically terminated in the event of an assignment as defined in the 1940 Act.

     In its first and only review of the Investment Advisory Agreement on November 29, 2001, the Trustees were provided with materials relating to, and considered and evaluated, information concerning, among other things, (a) the terms and conditions of the Agreement, including the proposed nature, quality and scope of the investment management services and the fees charged for the Adviser's proposed services; (b) a comparison of each Fund's fees and expenses in relation to various industry averages; (c) the Trustees' legal duties in approving the Agreement; (d) the determination of the Adviser to keep the expenses at a reasonable level by entering into the Operating Expenses Agreement, applying an even further reduction through a voluntary waiver. In considering whether to approve the Investment Advisory Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. Based on their evaluation of all material factors discussed above and assisted by the advice of counsel, who confirmed that such counsel is not independent, the Trustees concluded that the Advisory Agreement was fair and reasonable and that it should be approved.

     Under the Investment Advisory Agreement relating to the Intrinsic Value Fund, the Adviser is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily net assets. Under the Investment Advisory Agreement relating to the International Fund, the the Adviser is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Fund's average daily net assets.

     For  the  fiscal   period  ended  June  30,  2002,   the  Adviser   accrued
(waived/absorbed) the following amounts




--------------------- --------------------- ------------------------------------
                      Advisory Fee Accrued  Advisory Fee Waived/Expenses Paid
--------------------- --------------------- ------------------------------------
Intrinsic Value Fund             $4,729              ($107,693)

International Fund               $6,848              ($120,096)

--------------------- --------------------- ------------------------------------
* The Funds commenced operations on December 28, 2001.

ADMINISTRATOR

     U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. U.S. Bancorp Fund Services, LLC also serves as fund accountant and transfer agent under separate agreements.


         For the fiscal period ended June 30, 2002, the Funds paid the U.S. Bancorp Fund Services LLC the following amounts:



                            Administrative Fees Paid
                       for the Period Ended June 30, 2002*
                    ------------------------------------------

                      Intrinsic Value Fund           $14,959
                    ------------------------------------------
                      International Fund             $22,438
                    ------------------------------------------
                    * The Funds commenced operations on December


CUSTODIAN


     The Custodian for the Intrinsic Value Fund is U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202. U.S. Bank, N.A., as Custodian, holds all of securities and cash owned by the Fund. The Custodian for the International Fund is Bank of New York, N.A., One Wall Street, New York, New York, 10286.


DISTRIBUTOR


     Quasar Distributors, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of November 29, 2001 (the "Distribution Agreement"). Quasar Distributors, LLC is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares. The Distributor's fees were paid by the Adviser during the fiscal period ended June 30, 2002.


SHARE MARKETING PLAN

     The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board. The Plan is a "reimbursement" type of plan and authorizes payments by the Funds in connection with the distribution of Fund shares up to an annual rate of 0.25% of each of the Fund's average daily net asset value ("NAV"). Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board, and for the purpose of providing certain services to existing shareholders. Such activities typically include: advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of the Distributor associated with the sale of shares of the Funds including equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one that a Fund may finance without the Plan, that Fund may also make payments to finance such activity outside of the Plan, and is not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases each Fund's expenses from what they would otherwise be. A Fund may engage in joint distribution activities with other MW Capital Management Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund's net assets.

     Rule 12b-1 requires that (i) the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are made; (ii the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan; and (iii) the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

     With the exception of the Adviser, in its capacity as the Funds' investment adviser, no "interested person" of the Funds, as defined in the 1940 Act, and no Independent Trustee of the Trust has or had a direct or indirect financial interest in the Plan or any related agreement. Currently, the Board of Trustees has decided not to implement the Plan for the Funds; however, the Board may choose to do so at any time.

CODE OF ETHICS

         As required by law, the Trust, the Adviser and the Distributor have each adopted codes of ethics concerning certain activities of officers, trustees or directors and employees. Copies of the codes of ethics for the Trust and the Adviser have been filed with the Securities and Exchange Commission (the "SEC").


ANTI-MONEY LAUNDERING PROGRAM

     The Funds have established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Funds' Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Funds' Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                                 NET ASSET VALUE

     As stated in the Prospectus, the net asset value per share of each Fund's shares will be determined at the close of the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. New York time, but the NYSE sometimes closes earlier) on each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement. Also, no Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received. The daily net asset value may not reflect the closing market price for all futures contracts held by the Funds because the markets for certain futures close shortly after the time net asset value is calculated.

     Securities that are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. The Funds receive pricing information from Interactive Data Corporation ("IDC") and other independent pricing vendors. IDC and others, including Merrill Lynch, Bloomberg and Muller, are regarded as some of the more common sources of readily available pricing information. Prices provided by IDC and other private vendors also may be based on quotations from one or more market makers.

     Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

     Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the NYSE. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the NYSE is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Events affecting the value of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

     Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

                               REDEMPTION IN KIND

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of that Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

                            DIVIDENDS AND TAX STATUS

     Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code). Each Fund is taxed as a separate entity under Subchapter M and must qualify on a separate basis. Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities, foreign currencies or options (including forward contracts) thereon; and (b) a Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). In addition, in order to qualify as a regulated investment company a Fund must distribute to its shareholders at least 90% of its net investment income, other than net capital gains, earned in each year. As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that it distributes to shareholders in accordance with the timing requirements of the Code.

     A Fund must pay an excise tax to the extent it does not distribute to its shareholders during each calendar year at least 98% of its ordinary income for that calendar year, 98% of its capital gains over capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Funds intend to meet these distribution requirements to avoid excise tax liability. If the net asset value of shares of a Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for Federal income tax purposes.

     The Taxpayer Relief Act (the "Relief Act") reduced the maximum tax on long-term capital gains from 28% to 20% for taxpayers in all brackets except for those in the 15% bracket, whose maximum rate will be 10% on those gains. Certain provisions of the Relief Act have since been changed and further changes not described in this Statement of Additional Information are possible.

     Corporate shareholders are eligible to deduct 70% of dividends received from domestic corporations. The Funds pass through this benefit to their corporate shareholders subject to limitations under Section 854 of the Code. The dividends-received deduction is allowed to a corporate shareholder only if the shareholder satisfies a 46-day holding period for the dividend-paying stock (or a 91-day period for certain dividends on preferred stock). The 46-day (91-day) holding period generally does not include any time in which the shareholder is protected from the risk of loss otherwise inherent in the ownership of an equity interest. The Relief Act provided that the taxpayer must satisfy the holding period requirement with respect to each dividend. This determination is made by looking at the 90-day (180-day) period starting 45 days (90 days) before the ex-date. The 46 days (91 days) do not have to be consecutive and do not include any day in which risk of loss is diminished.

     A Fund must satisfy the above holding period requirements in order to pass through this benefit to its corporate shareholders. In addition, a corporate shareholder of a Fund must also satisfy the holding period requirement with respect to its Fund Shares. In determining the extent to which a Fund's dividends may be eligible for the 70% dividends-received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from
Section  1256  contracts   (described  below),   dividend  income  from  foreign
corporations and income from other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction.

     The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Funds. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

     For accounting purposes, when a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

     Any security, option, or other position entered into or held by a Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain not being treated as long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

     Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term gain or loss.

     A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. A Fund may invest in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that a Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. Each Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Fund may incur the PFIC tax in some instances.

     Additional information relating to foreign investments. Special tax considerations apply with respect to a Fund's foreign investments. Investment income received by a Fund from sources within foreign countries may be subject to foreign taxes. The Funds do not expect to be able to pass through to shareholders foreign tax credits or deductions with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or an exemption from tax on such income. The Funds intend to qualify for treaty reduced rates where available. It is not possible, however, to determine a Fund's effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

     Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and losses. Use of foreign currencies for non-hedging purposes may be limited in order to avoid a tax on the applicable Fund.
Occasionally, a Fund may invest in stock of foreign issuers deemed to be "passive foreign investment companies" for U.S. tax purposes. Any Fund making such an investment may be liable for U.S. income taxes on certain distributions and realized capital gains from stock of such issuers. Any Fund making such an investment also may elect to mark to market its investments in "passive foreign investment companies" on the last day of each taxable year, which may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments. In order to distribute that income and avoid a tax on the Fund, such a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts (other than forward foreign currency exchange contracts that are governed by Section 1256 of the Code and for which no election is made) or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains and losses, referred to as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If a Fund's Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing the basis of each shareholder's shares.

     Foreign shareholders. Taxable dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at a rate of 30%, although the 30% rate may be reduced to the extent provided by an applicable tax treaty. The Funds intend to withhold tax payments at the rate of 30% (or the lower treaty rate) on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. Any amounts withheld in excess of a person's actual tax liability may be recovered by that person by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate for such claims. Distributions received from the Funds by Non-U.S. Persons also may be subject to tax under the laws of their own jurisdictions.


     Backup withholding. The Funds or any securities dealer effecting a redemption of the Funds' shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Funds will be required to withhold federal income tax at a specified rate on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders
(including a Non-U.S. Person) who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding. Backup withholding will not, however be applied to payments that have been subject to a percentage withholding.


     Miscellaneous. Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the payment of a dividend by a Fund constitute a replacement of shares.

     The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in a Fund. Paul, Hastings Janofsky & Walker LLP has expressed no opinion in respect thereof. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state, local, and foreign taxes to an investment in a Fund.

                             PERFORMANCE INFORMATION


Average Annual Total Returns (Before Taxes)

     Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Funds). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                 P(1 + T)n = ERV

Where:   P        =        a hypothetical initial payment of $1,000
         T        =        the average annual total return
         n        =        the number of years and
       ERV        =        the ending redeemable value of a
                           hypothetical $1,000 payment made at the
                           beginning of the period.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     Performance information for the Funds reflects only the performance of a hypothetical investment in the Funds during the period on which the calculations are based. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolio and the market conditions during the relevant period and should not be considered as a representation of results that may be achieved in the future.

     The Funds' cumulative year-to-date rates of return for the period ending June 30, 2002 since commencement of operations on December 28, 2001 are shown below:



             Cumulative Returns for the Period Ended June 30, 2002*

               ----------------------------------- ------------
                 Intrinsic Value Fund                  -6.40%
               ----------------------------------- ------------
                 International Value Fund              -3.60%
               ----------------------------------- ------------
               * The Funds commenced operations on December




28, 2001.


Average Annual Total Return (after Taxes on Distributions)

         The Funds' quotations of average year to date total return (after taxes on distributions) are calculated according to the following formula:

                                P(1 + T)n = ATVD

Where:   P        =        a hypothetical initial payment of $1,000
         T        =        the average annual total return
         n        =        the number of years and
      ATVD        =        the ending redeemable value of a
                           hypothetical $1,000 payment made at the
                           beginning of the period after taxes on
                           distribution, not after taxes on redemption.

         Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

                 Cumulative Returns after Taxes on Distributions
                       for the Period Ended June 30, 2002*

                 ----------------------------------- ------------
                   Intrinsic Value Fund                  -6.40%
                 ----------------------------------- ------------
                   International Value Fund              -3.60%
                 ----------------------------------- ------------
                    * The Funds commenced operations on December





Average Annual Total Return (after Taxes on Distributions and Redemptions)

         The Funds' quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                P(1 + T)n = ATVDR

Where:   P        =        a hypothetical initial payment of $1,000
         T        =        the average annual total return
         n        =        the number of years and
     ATVDR        =        the ending redeemable value at the end of
                           the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.



         Cumulative Returns after Taxes on Distributions and Redemptions for the Period Ended June 30, 2002*

               ----------------------------------- ------------
                 Intrinsic Value Fund                  -3.93%
               ----------------------------------- ------------
                 International Value Fund              -2.21%
               ----------------------------------- ------------
                 * The Funds commenced operations on December




                       FURTHER INFORMATION ABOUT THE TRUST

     The Declaration of Trust for the Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares. Each of such classes has or will have a different designation. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders.

     Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to Fund.

     The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

     The Trust's custodian is responsible for holding the Funds' assets. Subcustodians provide custodial services for assets of the Trust held outside the U.S. The Trust's independent accountants examine the Trust's financial statements and assist in the preparation of certain reports to the Securities and Exchange Commission.

                             ADDITIONAL INFORMATION

LEGAL OPINION


     The validity of the shares offered by the Prospectus has been passed upon by Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California, 94105.



AUDITORS

     The annual financial statements of the Trust are audited by Deloitte & Touche LLP, 350 South Grand Avenue, Suite 200, Los Angeles, California, 90071, independent public accountant for the Trust.



LICENSE TO USE NAME

     Metropolitan West Securities, Inc. and the Adviser have granted the Trust and each Fund the right to use the designation "Metropolitan West" in its name, and have reserved the right to withdraw their consent to the use of that designation under certain conditions, including the termination of the Adviser as the Funds' investment adviser. They have also reserved the right to license others to use this designation, including any other investment company.

OTHER INFORMATION

     The Prospectus and this Statement of Additional Information, together, do not contain all of the information set forth in the Registration Statement of MW Capital Management Funds filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates. It is also available on the SEC's Internet Web site at http://www.sec.gov. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Trust's registration statement, each such statement being qualified in all respects by that reference.


FINANCIAL STATEMENTS

     The 2002 Annual Report for the Funds for the fiscal year period ended June 30, 2002 is a separate document supplied with this SAI and the financial statements, accompanying notes, and report of independent accountants appearing therein are incorporated by reference in this SAI. The 2002 Annual Report was filed with the SEC on August 28, 2002.




                           MW CAPITAL MANAGEMENT FUNDS
                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS.

(a)  Declaration of Trust
     (i)  Certificate of Trust (1)
     (ii) Amended and Restated Certificate of Trust (1)
     (iii) Agreement and Declaration of Trust (1)
(b)  Form of Bylaws (2)
(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust.
(d)  Investment Advisory Agreement (2)
(e)  Underwriting Agreement (2)
(f)  Bonus or Profit Sharing Contracts-- Not applicable.
(g)  Custody Agreement (2)
(h)  Other Material Contracts
     (i)  Fund Administration Servicing Agreement (2)
     (ii) Fund Transfer Agent Servicing Agreement (2)
     (iii) Fund Accounting Servicing Agreement (2)
     (iv) Fund Prospect Servicing Agreement (2)
     (v)  Power of Attorney (2)
     (vi) Operation Expenses Agreement (2)
(i)  Opinion and Consent of Counsel (2)
(j)  Consent of Independent Public Accountants-- Filed herewith.
(k)  Omitted Financial Statements-- Not applicable.
(l)  Agreement Relating to Initial Capital (2)
(m)  Rule 12b-1 Plan (2)
(n)  Rule 18f-3 Plan-- Not applicable.
(o)  Reserved.
(p)  Code of Ethics (2)

(1) Incorporated by reference to the Registrant's Initial Registration Statement filed on Form N-1A (File Nos. 333-71508 and 811-10535) on October 12, 2001.
(2) Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed on Form N-1A (File Nos. 333-71508 and 811-10535) on December 6, 2001.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference is made to Article III Section 7 of the Registrant's Agreement and Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Adviser.

     With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC, dated June 21, 2002. The Adviser's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, acts as principal underwriter for the following other investment companies:


          Advisors Series Trust                           IPS Funds
            AHA Investment Funds                      Jacob Internet Fund
      Alpha Analytics Investment Trust            The Jensen Portfolio, Inc.
           Alpine Equity Trust                   Kayne Anderson Mutual Funds
           Alpine Series Trust                          Kenwood Funds
         Brandes Investment Trust                 Kit Cole Investment Trust
      Brandywine Advisors Fund, Inc.             Light Revolution Fund, Inc.
     Builders Fixed Income Fund, Inc.                 The Lindner Funds
            CCM Advisors Funds                           LKCM Funds
       CCMA Select Investment Trust                  Monetta Fund, Inc.
            Country Mutual Funds                      Monetta Trust, Inc.
            Cullen Funds Trust                           MUTUALS.com
     The Dessauer Global Equity Fund             MW Capital Management Funds
               Everest Funds                          Optimum Q((TM)) Funds
        First American Funds, Inc.                  PIC Investment Trust
First American Insurance Portfolios, Inc.     Professionally Managed Portfolios
  First American Investment Funds, Inc.             Purisima Funds Trust
   First American Strategy Funds, Inc.                 Quintara Funds
     First American Closed End Funds     Rainier Investment Management Mutual Funds
             FFTW Funds, Inc.                    RNC Mutual Fund Group, Inc.
     Fleming Mutual Fund Group, Inc.                  SAMCO Funds, Inc.
         Fort Pitt Capital Funds                      SEIX Funds, Inc.
           Glenmede Fund, Inc.                  TIFF Investment Program, Inc.
       Harding, Loevner Funds, Inc.              Thompson Plumb Funds, Inc.
           Hennessy Funds, Inc.                 Trust for Investment Managers
     The Hennessy Mutual Funds, Inc.        TT International U.S.A. Master Trust
              Investec Funds                            Wexford Trust
      Investors Research Fund, Inc.                     Zodiac Trust


(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar Positions and Offices with
Business Address    Distributors, LLC                Registrant

------------------- -------------------------------- --------------------------
James R. Schoenike  President, Board Member          None
------------------- -------------------------------- --------------------------
Donna J. Berth      Treasurer                        None
------------------- -------------------------------- --------------------------
Suzanne E. Riley    Secretary                        None
------------------- -------------------------------- --------------------------
Joe Redwine         Chairman                         None
------------------- -------------------------------- --------------------------
Bob Kern            Board Member                     None
------------------- -------------------------------- --------------------------
Jennie Carlson      Board Member                     None
------------------- -------------------------------- --------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.


(c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

                                      (2)              (3)
                                Net Underwriting Compensation on    (4)         (5)
             (1)                 Discounts and   Redemption and  Brokerage     Other
Name of Principal Underwriter      Commission      Repurchases  Commissions  Compensation
------------------------------- ---------------- --------------- ----------- ------------------
Quasar Distributors, LLC        None             None            None        None
------------------------------- ---------------- --------------- ----------- ------------------

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:               Are located at:
-------------------                ---------------

Registrant's Fund Accountant,      U.S. Bancorp Fund Services, LLC
Administrator and Transfer Agent   615 East Michigan Street
                                   Milwaukee, WI  53202

Registrant's Investment Adviser    Metropolitan West Capital Management, LLC
                                   610 Newport Center Drive, Suite 1000
                                   Newport Beach, CA  92660

Registrant's Custodian             U.S. Bank, N.A.
                                   425 Walnut Street
                                   Cincinnati, OH  54202

                                   Bank of New York, N.A.
                                   One Wall Street
                                   New York, NY  10286

Registrant's Distributor           Quasar Distributors, LLC
                                   615 East Michigan Street
                                   Milwaukee, WI  53202


Item 29.  Management Services Not Discussed in  Parts A and B.

          Not applicable

Item 30.  Undertakings

         Not applicable


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Newport Beach and the state of California on the 23rd day of October, 2002.

                                            MW CAPITAL MANAGEMENT FUNDS


                                            By:  /s/ Gary W. Lisenbee
                                            ----------------------------
                                            Gary W. Lisenbee
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below on October 23, 2002 by the following persons in the capacities indicated.

Signature                     Title

/s/ Gary W. Lisenbee          President, Chairman and Trustee
-----------------------
Gary W. Lisenbee

/s/ Steven M Borowski*        Trustee
Steven M. Borowski

/s/ Barry P. O'Neil*          Independent Trustee
-----------------------
Barry P. O'Neil

/s/ George W. Jeffries*       Independent Trustee
-------------------------
George W. Jeffries

                              Independent Trustee
------------------
Matthew Fong

/s/ Howard Gleicher*          Treasurer and Principal Accounting Officer
-----------------------
Howard Gleicher

* By: /s/ Gary W. Lisenbee
     ---------------------
         Gary W. Lisenbee

     Attorney-in-Fact pursuant to the Power of Attorney filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-71508 and 811-10535) filed with the Securities and Exchange Commission on December 6, 2001 and incorporated by reference herein.


EXHIBIT INDEX

      Exhibit                                                       Exhibit No.
      -------                                                       -----------
      Consent of Independent Public Accountants                     EX-99.j